Putnam Investments

100 Federal Street

Boston, MA 02110

March 3, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company File Act No. 811-07513) (the “Trust”), on behalf of Putnam Fixed Income Absolute Return Fund, Putnam Multi-Asset Absolute Return Fund and Putnam Short Duration Bond Fund series (The “Funds”) Post-Effective Amendment No. 354 to Registration Statement on Form N-1A (the “Amendment”), (collectively, the “Funds)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 354 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 26, 2021.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 12577.

Very truly yours,

Putnam Investment Funds

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc: James E. Thomas, Esq.

     Ropes & Gray LLP